ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

        Accrued expenses and other current liabilities consist of the following at:

	December 31,
	2010	2011
Advance from third parties	7,320,415	79,442
Advance from customers	5,814,694	16,369,726
Other account payable to third parties	1,058,649	571,292
Payables for rental expenses	2,014,875	4,348,253
Business taxes and other tax payable	1,172,379	1,457,394
Accrued payroll, welfare and other social expenses	528,448	1,198,252
Accrued professional fee	1,667,606	832,368
Payables for acquisition of Alpha Speed Limited and Bona Starlight	—	2,383,260

Total	19,577,066	27,239,987

        Advance from third parties represents amounts payable to third parties for working capital. Advance from customers represents upfront payments received from customers for licensing fees. Other account payable to third parties primarily represents payables for film developing, printing, and advertising fees. Payables for rental expenses represent rental expense payable for cinemas. Accrued welfare and other social expenses were for the payments of miscellaneous welfare expense, pension, and other social insurance to employees of the Group. Accrued professional fee represent amounts payable to auditors and lawyers for professional services primarily.